Related-Party Transactions - Additional Information (Detail)					1 Months Ended						12 Months Ended
	Apr. 01, 2017 USD ($) shares	Oct. 13, 2016 USD ($) $ / shares shares	Sep. 14, 2016 USD ($)	Jul. 18, 2016 USD ($) shares	Nov. 30, 2017 shares	Aug. 31, 2017 USD ($) shares	Jul. 31, 2016 USD ($) shares	Oct. 30, 2015 USD ($) $ / shares shares	Aug. 31, 2013 USD ($)	Feb. 28, 2013 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) Agreement	Jul. 31, 2017 shares
Related Party Transaction [Line Items]
Restricted stock issued | shares											0
Payment pf promissary note including accrued interest												$ 4,787,000
Cancellation amount of note												5,000,000
Issuance price per share | $ / shares											$ 0.31
General and administrative											$ 12,148,000	$ 15,083,000
Series D Preferred Stock
Related Party Transaction [Line Items]
Stock option warrant to purchase common stock | shares												60		80
Promissary note, converted				$ 5,000,000
Issuance of Convertible Preferred Stock, share | shares				31	5	15
Issuance price per share | $ / shares											$ 500,000
Stock Purchase Agreement | Series C-1 Convertible Preferred Stock
Related Party Transaction [Line Items]
Issuance of Convertible Preferred Stock, share | shares								8,660,572
Issuance price per share | $ / shares								$ 3.97
Issuance of Convertible Preferred Stock, value								$ 34,400,000
Joe Pike | 2013 Consulting Agreement
Related Party Transaction [Line Items]
Compensation relates management service									$ 29,000
Compensation relates management service Consulting fee waived			$ 200,000
Contract termination fee			400,000
Tax liability			$ 300,000
Compensation											$ 0	$ 400,000
Thomas Lynch | 2016 Consulting Agreement
Related Party Transaction [Line Items]
Compensation relates management service		$ 400,000
Stock option warrant to purchase common stock | shares		150,000
Stock option warrant to purchase, exercise price per share | $ / shares		$ 1.19
Restricted stock issued | shares		100,000
Accrued compensation												300,000
Thomas Lynch | 2016 Consulting Agreement | Board service
Related Party Transaction [Line Items]
Compensation relates management service		$ 100,000
Thomas Lynch | 2016 Consulting Agreement | Warrants
Related Party Transaction [Line Items]
Vesting period		1 year
Stock option share vested | shares		150,000									150,000
Thomas Lynch | Consulting Agreement 2017
Related Party Transaction [Line Items]
Compensation relates management service	$ 400,000
Stock option warrant to purchase common stock | shares	250,000
Accrued compensation											$ 400,000
Related party transaction term description											This 2017 Consulting Agreement provides for (i) annual compensation of $0.4 million, including $0.1 million related to his board services and (ii) a stock option for the purchase of 250,000 shares of the Company's common stock which vests quarterly through March 31, 2018.
Compensation paid											$ (100,000)
Accrued compensation, bonus											300,000
Thomas Lynch | Consulting Agreement 2017 | Board service
Related Party Transaction [Line Items]
Compensation relates management service	$ 100,000
Founder
Related Party Transaction [Line Items]
Tax liability													$ 400,000
Thomas Darden
Related Party Transaction [Line Items]
Accrued compensation												100,000
Compensation paid											(100,000)
Cosmederm Biosciences Inc
Related Party Transaction [Line Items]
Contribution towards UTC lease											100,000	100,000
Promissary note, principle amount							$ 10,000,000						$ 15,000,000
Payment pf promissary note including accrued interest												$ 4,787,000
Promissary note, maturity date							Aug. 28, 2018					Aug. 28, 2016
Promissary note, converted							$ 5,000,000
Cancellation amount of note							$ 5,000,000
Adjustments to Additional Paid in Capital											5,000,000
Cosmederm Biosciences Inc | Series D Preferred Stock
Related Party Transaction [Line Items]
Number of converted shares | shares							10
Evofem Inc
Related Party Transaction [Line Items]
Debt balance, carrying value								$ 34,400,000
Woman Care Global International
Related Party Transaction [Line Items]
Compensation											12,000	$ 6,183,000
Payment pf promissary note including accrued interest											1,026,000	3,230,000
Related Party Transaction						$ 100,000
Number of Sublicense Agreements | Agreement													2
Sublicense Fee Payable to Counterparty													$ 5,000,000
General and administrative											300,000	300,000
Related party transaction, due from (to) related party											13,000	26,000
Revenue from related parties											800,000	$ 400,000
Related party transaction cost											$ 200,000
Woman Care Global International | Grant Agreement
Related Party Transaction [Line Items]
Related Party Transaction										$ 4,000,000
Grant Agreement, Term of Agreement										3 years